UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Odey Asset Management Group Limited

Address:   12 Upper Grosvenor St.
           London, UK W1K2ND


Form 13F File Number: 028-14186


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Fergus Lee
Title:  Compliance Officer
Phone:  44 020 7208 1400

Signature,  Place,  and  Date  of  Signing:

/s/ Fergus Lee                     London, UK                         8/15/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:              48

Form 13F Information Table Value Total:  $      589,007
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14187             Odey Asset Management LLP
----  --------------------  ----------------------------------------------------
2     028-14189             Odey Holdings AG
----  --------------------  ----------------------------------------------------
3     028-14190             Crispin Odey
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AGCO CORP                    COM              001084102   42,423   859,460 SH       DEFINED    1,2,3      859,460      0    0
AGCO CORP                    COM              001084102      790    16,000 SH       DEFINED    2,3         16,000      0    0
AGNICO EAGLE MINES LTD       COM              008474108    1,497    23,665 SH       DEFINED    1,2,3       23,665      0    0
AIR PRODS & CHEMS INC        COM              009158106      287     3,000 SH       DEFINED    2,3          3,000      0    0
APPLE INC                    COM              037833100      408     1,215 SH       DEFINED    1,2,3        1,215      0    0
APPLE INC                    COM              037833100      336     1,000 SH       DEFINED    2,3          1,000      0    0
BANCO BRADESCO S A           SP ADR PFD NEW   059460303      238    11,600 SH       DEFINED    1,2,3       11,600      0    0
BANK OF AMERICA CORPORATION  COM              060505104   41,412 3,778,479 SH       DEFINED    1,2,3    3,778,479      0    0
BERKSHIRE HATHAWAY INC DEL   CL B NEW         084670702   19,262   248,895 SH       DEFINED    1,2,3      248,895      0    0
CADIZ INC                    COM NEW          127537207    4,344   400,000 SH       DEFINED    1,2,3      400,000      0    0
CATERPILLAR INC DEL          COM              149123101      426     4,000 SH       DEFINED    2,3          4,000      0    0
CHIMERA INVT CORP            COM              16934Q109    9,446 2,730,000 SH       DEFINED    1,2,3    2,730,000      0    0
CITIGROUP INC                COM NEW          172967424      316     7,600 SH       DEFINED    1,2,3        7,600      0    0
CNA FINL CORP                COM              126117100   35,903 1,235,889 SH       DEFINED    1,2,3    1,235,889      0    0
DEUTSCHE BANK AG             NAMEN AKT        D18190898   59,886 1,012,600 SH       DEFINED    1,2,3    1,012,600      0    0
EBAY INC                     COM              278642103   43,669 1,353,223 SH       DEFINED    1,2,3    1,353,223      0    0
FIRST INTST BANCSYSTEM INC   COM CL A         32055Y201    4,422   300,000 SH       DEFINED    1,2,3      300,000      0    0
FIRST NIAGARA FINL GRP INC   COM              33582V108      224    17,000 SH       DEFINED    1,2,3       17,000      0    0
FLUSHING FINL CORP           COM              343873105      234    18,000 SH       DEFINED    1,2,3       18,000      0    0
F M C CORP                   COM NEW          302491303      860    10,000 SH       DEFINED    1,2,3       10,000      0    0
FOOT LOCKER INC              COM              344849104      333    14,000 SH       DEFINED    2,3         14,000      0    0
FX ENERGY INC                COM              302695101    7,406   843,555 SH       DEFINED    1,2,3      843,555      0    0
FX ENERGY INC                COM              302695101      263    30,000 SH       DEFINED    2,3         30,000      0    0
ICICI BK LTD                 ADR              45104G104      251     5,100 SH       DEFINED    1,2,3        5,100      0    0
INTEL CORP                   COM              458140100   27,350 1,234,211 SH       DEFINED    1,2,3    1,234,211      0    0
INTERNATIONAL BUSINESS MACHS COM              459200101   48,312   281,622 SH       DEFINED    1,2,3      281,622      0    0
ISHARES TR                   MSCI EMERG MKT   464287234      704    14,800 SH       DEFINED    1,2,3       14,800      0    0
MASCO CORP                   COM              574599106    4,331   360,000 SH       DEFINED    1,2,3      360,000      0    0
MEDTRONIC INC                COM              585055106      270     7,000 SH       DEFINED    2,3          7,000      0    0
MICROSOFT CORP               COM              594918104   55,145 2,120,971 SH       DEFINED    1,2,3    2,120,971      0    0
COMPANIA DE MINAS BUENAVENTU SPONSORED ADR    204448104   26,854   707,055 SH       DEFINED    1,2,3      707,055      0    0
MONSANTO CO NEW              COM              61166W101      348     4,800 SH       DEFINED    1,2,3        4,800      0    0
OFFICEMAX INC DEL            COM              67622P101    6,154   784,000 SH       DEFINED    1,2,3      784,000      0    0
PARTNERRE LTD                COM              G6852T105    5,984    86,911 SH       DEFINED    1,2,3       86,911      0    0
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR    71654V408   15,164   447,849 SH       DEFINED    1,2,3      447,849      0    0
PROSHARES TR                 PSHS ULTSH 20YRS 74347R297      304     8,800 SH       DEFINED    1,2,3        8,800      0    0
ROYAL GOLD INC               COM              780287108    6,451   110,150 SH       DEFINED    1,2,3      110,150      0    0
SPDR SERIES TRUST            SPDR KBW INS ETF 78464A789      918    22,000 SH       DEFINED    1,2,3       22,000      0    0
SWIFT TRANSN CO              CL A             87074U101    4,512   333,000 SH       DEFINED    1,2,3      333,000      0    0
SYMANTEC CORP                COM              871503108   11,832   600,000 SH       DEFINED    1,2,3      600,000      0    0
DISNEY WALT CO               COM DISNEY       254687106   25,376   650,000 SH       DEFINED    1,2,3      650,000      0    0
UBS AG                       SHS NEW          H89231338    9,145   502,243 SH       DEFINED    1,2,3      502,243      0    0
UNITED RENTALS INC           COM              911363109   38,616 1,520,310 SH       DEFINED    1,2,3    1,520,310      0    0
UNITED RENTALS INC           COM              911363109      381    15,000 SH       DEFINED    2,3         15,000      0    0
VALIDUS HOLDINGS LTD         COM SHS          G9319H102      235     7,600 SH       DEFINED    1,2,3        7,600      0    0
XILINX INC                   COM              983919101   24,782   679,508 SH       DEFINED    1,2,3      679,508      0    0
YAHOO INC                    COM              984332106      902    60,000 SH       DEFINED    1,2,3       60,000      0    0
YAHOO INC                    COM              984332106      301    20,000 SH       DEFINED    2,3         20,000      0    0


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